Other Payables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Payables
26.	Other Payables

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Salaries and bonus payable	601,239	595,575	19,457
Interest payable	2,854	963	31
Pension payable	32,402	32,038	1,047
Employees’ compensation payable	371,912	212,391	6,939
Directors’ remuneration payable	18,596	9,951	325
Other expense payable	953,179	827,564	27,036

	1,980,182	1,678,482	54,835